    As filed with the Securities and Exchange Commission on August 23, 2001


                                                      Registration No. 333-63700
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                       [X] PRE-EFFECTIVE AMENDMENT NO. 3
                       [  ] POST-EFFECTIVE AMENDMENT NO.


                         GLADSTONE CAPITAL CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                          1750 Tysons Blvd., 4th Floor
                                McLean, VA 22102
                                 (703) 744-1165

   (Address and Telephone Number, including Area Code, of Principal Executive
                                    Offices)

                                David Gladstone
               Chairman of the Board and Chief Executive Officer
                         Gladstone Capital Corporation
                          1750 Tysons Blvd., 4th Floor
                                McLean, VA 22102
                                 (703) 744-1165

           (Name, Address and Telephone Number of Agent for Service)

                           Copies of information to:

Thomas R. Salley, Esq.    William G. Farrar, Esq.
Darren K. DeStefano,      Sullivan & Cromwell
Esq.                      125 Broad Street
Lisa W. Fitch, Esq.       New York, NY 10004-2498
Cooley Godward LLP        (212) 558-4000
One Freedom Square
Reston Town Center
11951 Freedom Drive
Reston, VA 20190
(703) 456-8000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

If appropriate, check the following box:

/ / This [post-effective amendment] designates a new effective date for a previously filed [post-effective amendment][registration statement]

/ / This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is       .

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.
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PART C  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

1. FINANCIAL STATEMENTS

The following financial statements of Gladstone Capital Corporation (the "Company" or the "Registrant") are included in this registration statement in "Part A: Information Required in a Prospectus":

                                                                              PAGE
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Balance Sheet of Registrant, dated as of May 30, 2001.                         F-3

2. EXHIBITS


EXHIBIT
NUMBER                  DESCRIPTION
------------------------------------------------------------------------------------
a.1*                    Articles of Incorporation.
a.2*                    Articles of Amendment and Restatement of the Articles of
                        Incorporation.
b*                      Bylaws.
c                       Not applicable.
d.1*                    Form of Direct Registration Transaction Advice for the
                        Company's common stock, par value $0.001 per share, the
                        rights of holders of which are defined in Exhibits a and b.
d.2+                    Specimen Stock Certificate.
e*                      Dividend Reinvestment Plan.
f                       Not applicable.
g                       Not applicable.
h+                      Form of Underwriting Agreement.
i.1*                    Amended and Restated 2001 Equity Incentive Plan.
i.2*                    Form of Stock Option Agreement.
i.3*                    First Amendment to Amended and Restated 2001 Equity
                        Incentive Plan.
i.4+                    Form of Early Exercise Stock Purchase Agreement.
j*                      Form of Custody Agreement with First Union National Bank
                        with respect to safekeeping.
k.1*                    Form of Stock Transfer Agency Agreement between the Company and the Bank of New York.
k.2*                    Employment Agreement dated June 25, 2001 between the Company and David Gladstone.
k.3*                    Employment Agreement dated July 23, 2001 between the Company and Terry Lee Brubaker.
k.4*                    Amendment to Employment Agreement dated August 8, 2001,
                        between the Company and David Gladstone.
l+                      Opinion of Cooley Godward LLP.
m                       Not applicable.
n.1*                    Consent of Ernst & Young LLP, independent public
                        accountants.
n.2+                    Consent of Cooley Godward LLP (included in Exhibit l).
n.3*                    Consent of David A.R. Dullum to be named as director.
n.4*                    Consent of George Stelljes, III to be named as director.
n.5*                    Consent of Anthony W. Parker to be named as director.
o                       Not applicable.
p*                      Subscription Agreement dated May 30, 2001.
q                       Not applicable.
r*                      Code of Ethics.


*  PREVIOUSLY FILED.

+  FILED HEREWITH.

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PART C  OTHER INFORMATION
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ITEM 25. MARKETING ARRANGEMENTS

The information contained under the heading "Underwriting" on page 51 of the prospectus is incorporated herein by reference, and any information concerning any underwriters will be contained in the accompanying prospectus supplement, if any.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Commission registration fee.................................  $   53,475
NASD filing fee.............................................      21,890
Nasdaq National Market Listing Application Fee..............      69,375
Accounting fees and expenses*...............................      90,000
Legal fees and expenses.*...................................     550,000
Transfer Agency fees*.......................................      25,000
Printing and engraving*.....................................     150,000
Miscellaneous fees and expenses*............................      40,260
                                                              ----------
Total.......................................................  $1,000,000
                                                              ==========


*  ESTIMATED FOR FILING PURPOSES.


All of the expenses set forth above shall be borne by the Company.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Gladstone Advisers, Inc., a Virginia corporation ("Advisers"), is the Company's only subsidiary. Gladstone Capital Corporation owns 100% of the voting securities of Advisers. Advisers is consolidated with the Company for financial reporting purposes.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES


The following table sets forth the approximate number of record holders of the Company's common stock at August 22, 2001.


                                                                   NUMBER OF
TITLE OF CLASS                                                RECORD HOLDERS
----------------------------------------------------------------------------
Common stock, $0.001 par value..............................        1

ITEM 29. INDEMNIFICATION

The Annotated Code of Maryland, Corporations and Associations (the "Maryland Law"), Section 2-418 provides that a Maryland corporation may indemnify any director of the corporation and any person who, while a director of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, made a party to any proceeding by reason of service in that capacity unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or the director actually received an improper personal benefit in money, property or services; or, in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding, but if the proceeding was one by or in

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PART C  OTHER INFORMATION
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the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. Such indemnification may not be made unless authorized for a specific proceeding after a determination has been made, in the manner prescribed by the law, that indemnification is permissible in the circumstances because the director has met the applicable standard of conduct. On the other hand, the director must be indemnified for expenses if he or she has been successful in the defense of the proceeding or as otherwise ordered by a court. The law also prescribes the circumstances under which the corporation may advance expenses to, or obtain insurance or similar cover for, directors.

The law also provides for comparable indemnification for corporate officers and agents.

The Articles of Incorporation of the Company provide that its directors and officers shall, and its agents in the discretion of the board of directors may, be indemnified to the fullest extent permitted from time to time by the laws of Maryland (with such power to indemnify officers and directors limited to the scope provided for in Section 2-418 as currently in force), provided, however, that such indemnification is limited by the Investment Company Act of 1940 or by any valid rule, regulation or order of the Securities and Exchange Commission thereunder. The Company's Bylaws provide that the Company may not indemnify any director or officer against liability to the Company or its security holders to which he or she might otherwise be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of such disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the provisions described above, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action, suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of the court of the issue.

The underwriting agreement provides for each of the parties thereto, including the Company and the underwriters, to indemnify the others, their partners, directors and officers and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws, the common law, or otherwise, and to contribute to payments that a party entitled to such indemnification may be required to make in respect thereof.


The Company carries liability insurance for the benefit of its directors and officers on a claims-made basis of up to $10,000,000, subject to a retention of up to $200,000 for certain claims.


ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Not applicable.

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PART C  OTHER INFORMATION
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ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The Company maintains at its principal office physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder.

ITEM 32. MANAGEMENT SERVICES

Not applicable.

ITEM 33. UNDERTAKINGS

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of its registration statement, (1) the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2. The Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

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SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, in the Commonwealth of Virginia, on the 22nd day of August, 2001.


                                                       GLADSTONE CAPITAL CORPORATION

                                                       By:  /s/ DAVID GLADSTONE
                                                            -----------------------------------------
                                                            David Gladstone
                                                            Chairman of the Board and
                                                            Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment
No. 3 to the Registration Statement has been signed by the following persons in the capacities indicated on August 22, 2001.


                      SIGNATURE                                               TITLE
                      ---------                                               -----
                 /s/ DAVID GLADSTONE                   Chairman of the Board and Chief Executive Officer
     -------------------------------------------       (principal executive officer)
                   David Gladstone

                          *                            President, Chief Operating Officer and Director
     -------------------------------------------
                 Terry Lee Brubaker

                          *                            Chief Financial Officer (principal financial and
     -------------------------------------------       accounting officer)
                     Harry Brill

                    /s/ DAVID GLADSTONE
           --------------------------------------
                      David Gladstone
*By:                 (attorney-in-fact)

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